Ordinary Shares	6 Months Ended
Jun. 30, 2024
Ordinary Shares [Abstract]
ORDINARY SHARES

10. ORDINARY SHARES

The addition of ordinary shares during the six months ended June 30, 2023 came from a registered direct offering on February 28, 2023.

On February 28, 2023, the Company completed the issuance of 2,500,000 ADSs (representing 5,000,000 Class A Ordinary Shares of the Company) at a purchase price of $0.80 per ADS and an accompanying warrant to purchase 1,000,000 ADSs (representing 2,000,000 Class A Ordinary Shares of the Company) at a purchase price of $0.80 per ADS, in a private placement. The net proceeds from the private placement, after deducting the offering expenses, totaled $1,864, of which $15 was recognized in Class A Ordinary Shares, and $1,849 was recognized in APIC, including $400 in fair value of the warrants issued.

The Company classified the warrant in each of the aforementioned issuances on its condensed consolidated balance sheets as equity, and valued the respective warrant issued in conjunction with private placements using the Black-Scholes model.